Organization and Summary of Significant Accounting Policies (Schedule of Depreciation Percentage of Fixed Assets) (Details)	12 Months Ended
Dec. 31, 2014
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	2.00%
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	5.00%
Communication Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	10.00%
Communication Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	15.00%
Office Furniture And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	6.00%
Office Furniture And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	33.00%
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	15.00%
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years